CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE DEBT [Abstract]
Schedule of Changes of Long-term Convertible Debt
$

Balance as of January 1, 2014	-

Issuance of convertible debt	37,852
Accrued interest	466
Change in fair value	(2,566)

Balance as of December 31, 2014	35,752

Series L Convertible Bonds [Member]
Debt Instrument [Line Items]
Schedule of aggregate principal annual payments of the bonds
Repayment amount
$

2016	7,380
2017	7,380
2018	7,380
2019	7,380
2020	7,380

36,900